SUMMARY OF SUBSIDIARY OWNERSHIP INTEREST (Details)	Dec. 31, 2024
Volato Inc [Member]
SummaryOfSubsidiaryOwnershipInterestLineItem [Line Items]
Subsidiary, ownership percentage	100.00%
Gulf Coast Aviation Inc [Member]
SummaryOfSubsidiaryOwnershipInterestLineItem [Line Items]
Subsidiary, ownership percentage	100.00%
GC Aviation Inc [Member]
SummaryOfSubsidiaryOwnershipInterestLineItem [Line Items]
Subsidiary, ownership percentage	100.00%
Fly Vaunt LLC [Member]
SummaryOfSubsidiaryOwnershipInterestLineItem [Line Items]
Subsidiary, ownership percentage	100.00%
Fly Dreams LLC [Member]
SummaryOfSubsidiaryOwnershipInterestLineItem [Line Items]
Subsidiary, ownership percentage	100.00%